Related Party Transactions - Outstanding Balances and Transactions with Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	$ 13,965	$ 10,982
Amounts due to related parties	11,865	10,620
Pacific Electric Wire & Cable Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	24
Amounts due to related parties	10,075	8,550
Purchases	20,359	5,742	$ 2,745
Sales	5,254	90
Fabrication Income received	25		140
Management fee paid	153	133	199
Information technology service fee paid	113	123	101
Training fee paid	110
Interest expenses paid	91	60
PEWC, Singapore Branch [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	21	22
Management fee received	14	14	14
PEWC Singapore Co. (Pte) Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	400	400
Interest expenses paid		12	22
PEWC (HK) [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	7,204	5,613
Amounts due to related parties	16	42
Sales	25,127	17,004	17,831
Service fee paid	219	209	218
Siam Pacific Holding Company Limited [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	176	196
Amounts due to related parties	1,362	1,362
Italian-Thai and affiliates [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	6,540	5,151
Amounts due to related parties		240
Sales	6,613	5,344	4,188
Construction of factory building expenses and acquisition of assets	1,651	3,436	215
Others [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	12	26
Fabrication cost	$ 350	$ 238	581
Fujikura Limited [Member]
Disclosure of transactions between related parties [Line Items]
Purchases			$ 249